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As filed with the Securities and Exchange Commission on November 13, 2012

                                                        File Nos. 333-120144
                                                                  811-21664


                        SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549


                                        FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ___                 [ ]

                        Post-Effective Amendment No. 11                 [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 12                        [X]

                        (Check appropriate box or boxes)

                           PIONEER SERIES TRUST III
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

                  Terrence J. Cullen, Pioneer Series Trust III
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

           [X]  immediately upon filing pursuant to paragraph (b)
           [ ]  on [date] pursuant to paragraph (b)
           [ ]  60 days after filing pursuant to paragraph (a)(1)
           [ ]  on [date] pursuant to paragraph(a)(1)
           [ ]  75 days after filing pursuant to paragraph (a)(2)
           [ ]  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 13th day of November, 2012.

                                        PIONEER SERIES TRUST III



                                    By: /s/ Daniel K. Kingsbury
                                        -----------------------
                                        Daniel K. Kingsbury
                                        Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities indicated below on November 13, 2012:

        Signature                               Title

        John F. Cogan, Jr.*                     President (Principal Executive
        John F. Cogan, Jr.                      Officer) and Trustee


        Mark E. Bradley*                        Treasurer (Principal
        Mark E. Bradley                         Financial and Accounting
                                                Officer)


        David R. Bock*                          Trustee
        David R. Bock


        Benjamin M. Friedman*                   Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*                  Trustee
        Margaret B. W. Graham



        /s/ Daniel K. Kingsbury                 Executive Vice President and
        -----------------------                 Trustee
        Daniel K. Kingsbury


        Thomas J. Perna*                        Chairman of the Board and
        Thomas J. Perna                         Trustee

        Marguerite A. Piret*                    Trustee
        Marguerite A. Piret


        Stephen K. West*                        Trustee
        Stephen K. West




   *By: /s/ Daniel K. Kingsbury                 Dated: November 13, 2012
        --------------------------
        Daniel K. Kingsbury
        Attorney-in-Fact

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                                 EXHIBIT INDEX

Exhibit No.    Description

EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase